Earnings Per Share	12 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 16 – EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings (losses) per share for the periods indicated:

	For the year ended June 30,
	2024	2023	2022

Basic earnings (losses) per share calculation:
Numerator:
Net (loss) income attributable to common shares	(2,329,965)	192,529	4,455,428
Denominator:
Weighted average common shares outstanding	25,213,012	23,153,976	20,924,683
Basic earnings (losses) per share attributable to common shares	(0.09)	0.01	0.21
Diluted earnings (losses) per share calculation:
Numerator:
Net (loss) income attributable to common shares for calculating diluted earnings (losses) per share	(2,329,965)	192,529	4,455,428
Denominator:
Weighted average common shares outstanding	25,213,012	23,153,976	20,924,683
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	-
Share options	-	-	-
RSUs	-	-	132,380
Shares used in computing diluted earnings (losses) per share attributable to common shares	25,213,012	23,153,976	21,057,063
Diluted earnings (losses) per share attributable to common shares	(0.09)	0.01	0.21

For the years ended June 30, 2024 and 2023, the effects of all warrants, options and RSU were excluded from the computation of diluted (loss) earnings per share as their effects would be anti-dilutive. For the year ended June 30, 2022, the effects of warrants and options were excluded from the computation of diluted earnings per share as their effect would be anti-dilutive.